Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (96.8%)
(a)
Communication Services ( 9.2% )
Alphabet, Inc., Class A
(b)
22,100 $ 25,679,095
Comcast Corp., Class A 1,128,050 38,782,359
Verizon Communications, Inc. 444,900 23,904,477
88,365,931
Consumer Discretionary ( 4.6% )
Aptiv PLC 288,550 14,208,202
Lennar Corp., Class A 796,150 30,412,930
44,621,132
Consumer Staples ( 6.5% )
Mondelez International, Inc., Class A 651,150 32,609,592
Walmart, Inc. 261,100 29,666,182
62,275,774
Energy ( 4.8% )
Chevron Corp. 360,250 26,103,715
TOTAL SA, ADR 530,150 19,742,786
45,846,501
Financials ( 24.3% )
Alleghany Corp.
(b)
40,715 22,488,930
Aon PLC 125,100 20,646,504
Bank of America Corp. 1,084,800 23,030,304
Berkshire Hathaway, Inc., Class B
(b)
233,250 42,645,098
Capital One Financial Corp. 376,250 18,970,525
Citigroup, Inc. 544,600 22,938,552
Morgan Stanley 1,163,500 39,559,000
SVB Financial Group
(b)
189,150 28,576,782
Wells Fargo & Co. 485,850 13,943,895
232,799,590
Health Care ( 25.1% )
Cigna Corp. 132,200 23,423,196
Elanco Animal Health, Inc.
(b)
1,251,800 28,027,802
Henry Schein, Inc.
(b)
347,250 17,543,070
Merck & Co., Inc. 541,750 41,682,245
Perrigo Co. PLC 844,450 40,609,600

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020
See Notes to Schedule of Investments.
Share
Amount Value
Health Care (25.1%) (continued)
Pfizer, Inc. 1,069,800 $ 34,918,272
Thermo Fisher Scientific, Inc. 89,900 25,495,640
UnitedHealth Group, Inc. 115,500 28,803,390
240,503,215
Industrials ( 5.6% )
Eaton Corp. PLC 267,350 20,770,421
Sensata Technologies Holding PLC
(b)
1,136,250 32,871,713
53,642,134
Information Technology ( 16.7% )
Analog Devices, Inc. 211,800 18,987,870
Applied Materials, Inc. 409,800 18,777,036
Cisco Systems, Inc. 604,350 23,756,998
Lam Research Corp. 65,200 15,648,000
Microsoft Corp. 157,850 24,894,524
NXP Semiconductors NV 236,300 19,596,359
Oracle Corp. 800,400 38,683,332
160,344,119
Materials ( 0.0% )
Packaging Corp. of America 2,400 208,392
Total Common Stock (96.8%) (cost $873,316,712) 928,606,788
Short-Term Investments (2.8%)
Money Market Fund ( 2.8% )
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 0 .75%
(c)
26,843,326 26,843,326
Total Short-Term Investments (2.8%) (cost $26,843,326) 26,843,326
Investments, at value (99.6%) (cost $900,160,038) $ 955,450,114
Other Assets Less Liabilities (0.4%) 3,701,756
Net Assets (100.0%) $ 959,151,870

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2020
(b) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 30-day yield as of March 31, 2020.
ADR American Depositary Receipt
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following:
(i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii)
the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020
value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2020:
At March 31, 2020 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management is currently evaluating the recent introduction of the COVID-19 virus and its impact
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 928,606,788 $ – $ – $ 928,606,788
Short-Term Investments 26,843,326 – – 26,843,326
Total Investments $ 955,450,114 $ – $ – $ 955,450,114

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2020
on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
3. Subsequent Events (continued)